Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
(In thousands)	2022	2021

Allowance for credit losses, January 1	$13,984	$15,822
Bad debt expense	4,226	6,155
Write-offs to accounts receivable	(2,172)	(8,163)
Recoveries to accounts receivable	341	13
Other	1,868	157
Allowance for credit losses, December 31	$18,247	$13,984